PROVIDENT INVESTMENT COUNSEL
                                            -------------------------
                                                      MUTUAL
                                                       FUNDS
                                            -------------------------
                                                   GROWTH FUND
                                                   MID CAP FUND
                                            SMALL COMPANY GROWTH FUND

Semi-Annual Report
April 30, 1998

---------------------
Provident Investment
Counsel Mutual Funds                        Message to Shareholders
---------------------

================================================================================
Dear Shareholder,

The following are interviews with the members of the investment team at Provident Investment Counsel. We hope this will provide you additional information and insight to the investment management process and performance for your Provident Investment Counsel Mutual Fund. In addition to the information in this Semi-Annual Report, we will be sending the regular quarterly update along with your statement.

Thank you for your continued confidence in Provident Investment Counsel.



Provident Investment Counsel Growth Fund


Question: How did the Provident Investment Counsel Growth Fund perform relative to the overall market during the six months ended April 30, 1998?

Answer: The Lipper Growth Fund Index, a group of several hundred growth mutual funds, rose 18.15% for the six months ended April 30, 1998 and 13.58% from January 1, 1998 through April 30, while the Fund's returns were 18.65% and 15.78% in the same periods.

Question: What are of some of the sectors and specific holdings that have driven the Fund's performance over the last six months?

Answer: Holdings in the finance, technology services, retail and health technology sectors have been the best performers recently. Specific holdings that have performed well include Microsoft, Pfizer, Lilly, Lowes, Safeway, State Street Bank and Paychex.

Question: Given the changing global economic picture, have there been any changes in the overall makeup of the Fund?

Answer: Yes, 1998 has seen a slight shift in emphasis. Our research effort remains focused on identifying great individual companies based on their own merit. However, we have seen an increase in our holdings in financial stocks and consumer-oriented stocks, including the drug companies and specialty retailing. In recent months, we have reduced our holdings in the electronic technology sector due to strong appreciation as well as inherent exposure to Asian markets. We have also attempted to give the Fund a

---------------------
Provident Investment
Counsel Mutual Funds                        Message to Shareholders
---------------------

================================================================================
domestic bias, given the uncertain environment in the Pacific rim and the spillover effect into other foreign stock markets.

Question: What is the outlook for the Fund and broad market in the near future?

Answer: We continue to marvel at the strength and length of the economic expansion. The equity gains have certainly been above average for the last several years, including the stellar gains of the first four months of 1998. We continue to hold more modest expectations for the broad market in the months ahead. However, those individual companies that can demonstrate consistency and quality with regard to revenue and earnings reports will continue to be rewarded. The focus of our research effort for all the Provident Investment Counsel Funds will remain on identifying the highest quality growth stocks, with superior earnings and revenue trends.



Provident Investment Counsel Mid Cap Fund


Question: How did the Provident Investment Counsel Mid Cap Fund perform relative to the broad market since inception on December 31, 1997 through April 30, 1998?

Answer: The Lipper Mid Cap Fund Index rose 13.67% for the four months ended April 30, 1998, while the Fund's return was 19.5%.

Question: What are some of the holdings and sectors that have driven the positive performance in the Fund?

Answer: Thus far in 1998 the Fund's three largest sector commitments were also the main contributors to performance. Holdings in the retail, health services and finance sectors have been the best performers. Specific holdings included Proffit's, Office Depot and Staples in retail, McKesson in Health Services and Firstplus and Metris Companies in Finance.

Question: How are mid-sized companies positioned relative to both smaller and larger issues in the markets?

Answer: At the time the Fund began operations we felt, and still feel that in general mid-sized companies have been under-recognized in the recent period
2

---------------------
Provident Investment
Counsel Mutual Funds                        Message to Shareholders
---------------------

================================================================================
of strong market performance. As expected, the market has broadened over the first four months of the year, making the valuations of mid-sized companies very attractive to investors as an alternative to the largest, most liquid issues that have driven market performance in the past few years.



Provident Investment Counsel Small Company Growth Fund

Question: How did the Provident Investment Counsel Small Company Growth Fund perform relative to the overall market during the six months ended April 30, 1998?

Answer: The Lipper Small Cap Fund Index rose 10.21% for the six months ended April 30, 1998 and 11.17% from January 1, 1998 through April 30, while the Fund's returns were 10.09% and 16.06% in the same periods.

Question: What sectors of the market are driving the Fund's positive performance year-to-date?

Answer: The sectors with the most positive performance in the latest period include electronic technology, commercial services and health services. The Fund's holdings in electronic technology have made the largest impact. We have also focused our holdings in technology on those companies with the smallest amount of exposure, if any, to the Asian economies. Our total technology exposure, which includes electronic technology and technology services, relative to the broad market remains at a moderate level of roughly 30% of the Fund's assets.

Question: Why have shares of larger companies posted returns superior to those of smaller companies in general over the last couple of years? Will this continue to be the case?

Answer: At the beginning of 1998, we felt that the valuations of smaller companies, especially growth-oriented small companies, were significantly more attractive than their larger counterparts. That is based on their expected earnings and revenue growth over the next year relative to their current stock price. After the first four months of 1998, we have yet to see a performance differential materialize. In general we believe those companies, large or small, with the greatest visibility of both sales and earnings will be rewarded going forward.

---------------------
Provident Investment                        Statements of Assets and Liabilities
Counsel Mutual Funds                        as of April 30, 1998
---------------------

                                         Growth        Mid Cap     Small Company
                                          Fund          Fund        Growth Fund
================================================================================
ASSETS
--------------------------------------------------------------------------------
Investment in Portfolios, at value    $136,443,121    $4,661,552    $42,004,740
Receivables:
   From Provident Investment
      Counsel, Inc. (Note 3)                     -         8,046              -
Prepaid expenses                            52,447             -         13,364
--------------------------------------------------------------------------------
Total assets                           136,495,568     4,669,598     42,018,104
================================================================================
LIABILITIES
--------------------------------------------------------------------------------
Payables:
   To Provident Investment
      Counsel, Inc. (Note 3)                18,352             -          4,028
   Deferred Trustees'
      compensation (Note 3)                 13,131         1,296          8,658
Accrued expenses                            30,202        27,773         12,359
--------------------------------------------------------------------------------
Total liabilities                           61,685        29,069         25,045
================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Applicable to 7,746,993, 388,296 and
   3,849,181 shares of beneficial
   interest outstanding, respectively
   (unlimited number of shares
   authorized, $0.01 par value)       $136,433,883    $4,640,529    $41,993,059
================================================================================
NET ASSET VALUE
PER SHARE                             $      17.61    $    11.95    $     10.91
================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                       $ 93,894,717    $3,927,533    $34,391,672
Accumulated net investment loss           (668,932)       (4,882)      (414,696)
Undistributed net realized gain
   (loss) on investments                 8,098,944       139,171       (365,403)
Net unrealized appreciation
   on investments                       35,109,154       578,707      8,381,486
--------------------------------------------------------------------------------
Net Assets                            $136,433,883    $4,640,529    $41,993,059
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.
4

---------------------
Provident Investment                        Statements of Operations
Counsel Mutual Funds                        Six Months ended April 30, 1998
---------------------

                                         Growth        Mid Cap     Small Company
                                          Fund          Fund        Growth Fund
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment loss from Portfolios     $ (118,111)     $ (3,721)    $ (119,310)
================================================================================
Expenses:
--------------------------------------------------------------------------------
   Administration fees (Note 3)            124,701         8,293         41,880
   Transfer agent's fee                     20,827         8,834         12,644
   Trustees' fees                            3,968         2,688          3,968
   Audit fee                                 6,100         3,957          5,108
   Legal fee                                 3,720           461            992
   Custody and accounting services fee       2,975         2,290          2,853
   Reports to shareholders                   4,959         2,689          4,959
   Registration fees                         7,935         6,961         12,397
   Miscellaneous                             3,968           993          2,480
--------------------------------------------------------------------------------
   Total expenses                          179,153        37,166         87,281
   Less, reimbursement/waiver
      by Provident Investment
      Counsel, Inc. (Note 3)               (32,575)      (36,005)        (9,788)
--------------------------------------------------------------------------------
   Net expenses                            146,578         1,161         77,493
================================================================================
Net investment loss                       (264,689)       (4,882)      (196,803)
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain
      on investments                     8,175,608       139,171      2,094,865
   Change in net unrealized
      appreciation on investments       14,760,029       578,707      2,372,441
--------------------------------------------------------------------------------
Net gain on investments                 22,935,637       717,878      4,467,306
================================================================================
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                        $22,670,948      $712,996     $4,270,503
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------------------
Provident Investment                   Statements of Changes in Net Assets
Counsel Mutual Funds
---------------------

                                                                   Growth
                                                                    Fund
=======================================================================================
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------
                                                       Six Months             Year
                                                          ended              ended
From operations:                                     April 30, 1998      Oct. 31, 1997
---------------------------------------------------------------------------------------
Net investment loss                                  $    (264,689)      $    (391,124)
Net realized gain (loss) on investments                  8,175,608          32,173,750
Change in net unrealized appreciation
   (depreciation) on investments                        14,760,029          (7,723,822)
---------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations                            22,670,948          24,058,804
=======================================================================================
Distributions to shareholders:
From net realized capital gains                        (14,604,225)        (13,410,970)
=======================================================================================
Transactions in shares of beneficial interest:
Purchases of 3,318,924, 939,090, 435,745,
   1,666,097 and 3,218,198 shares, respectively         49,934,918          15,132,320
Reinvestment of 916,270, 913,467, 0, 0,
   and 0 shares, respectively                           13,890,656          13,369,645
Redemptions of 897,877, 4,585,554, 65,449,
   945,058 and 636,830 shares, respectively            (15,459,222)        (75,233,871)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from share transactions                    48,366,352         (46,731,906)
=======================================================================================
Total increase (decrease) in net assets                 56,433,075         (36,084,072)
=======================================================================================
NET ASSETS:
---------------------------------------------------------------------------------------
Beginning of period                                     80,000,808         116,084,880
---------------------------------------------------------------------------------------
End of period                                          136,433,883          80,000,808
---------------------------------------------------------------------------------------
Accumulated net investment loss                      $    (668,932)      $    (404,243)
---------------------------------------------------------------------------------------

*Commencement of operations.

Unaudited. See Notes to Financial Statements.
6

                                                          Mid Cap                          Small Company
                                                           Fund                             Growth Fund
==================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                      Dec. 31, 1997*              Six Months             Year
                                                          through                    ended              ended
From operations:                                      April 30, 1998            April 30, 1998      Oct. 31, 1997
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                   $      (4,882)            $    (196,803)      $    (216,349)
Net realized gain (loss) on investments                     139,171                 2,094,865          (1,960,254)
Change in net unrealized appreciation
   (depreciation) on investments                            578,707                 2,372,441           5,591,606
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations                                712,996                 4,270,503           3,415,003
=================================================================================================================
Distributions to shareholders:
From net realized capital gains                                --                        --                  --
=================================================================================================================
Transactions in shares of beneficial interest:
Purchases of 3,318,924, 939,090, 435,745,
   1,666,097 and 3,218,198 shares, respectively           4,680,508                16,291,154          28,742,445
Reinvestment of 916,270, 913,467, 0, 0,
   and 0 shares, respectively                                  --                        --                  --
Redemptions of 897,877, 4,585,554, 65,449,
   945,058 and 636,830 shares, respectively                (752,975)               (9,582,345)         (6,327,278)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from share transactions                      3,927,533                 6,708,809          22,415,167
=================================================================================================================
Total increase (decrease) in net assets                   4,640,529                10,979,312          25,830,170
=================================================================================================================
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                            --                  31,013,747           5,183,577
-----------------------------------------------------------------------------------------------------------------
End of period                                             4,640,529                41,993,059          31,013,747
-----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                       $      (4,882)            $    (414,696)      $    (217,893)
-----------------------------------------------------------------------------------------------------------------

---------------------
Provident Investment                        Financial Highlights
Counsel Mutual Funds
---------------------

For a share outstanding throughout each period

=================================================================================================================
                                                                      Growth Fund
-----------------------------------------------------------------------------------------------------------------
                                        Six Months                            Year ended October 31,
                                           ended                              ----------------------
                                      April 30, 1998        1997        1996        1995        1994      1993
-----------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                    $18.14           $16.25      $14.25      $11.70      $11.60    $10.81
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)              .07             (.15)       (.06)       (.02)        .00       .00
   Net realized and unrealized
      gain on investments                   2.77             3.98        2.06        2.57         .10       .80
-----------------------------------------------------------------------------------------------------------------
Total from investment
   operations                               2.84             3.83        2.00        2.55         .10       .80
-----------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
   From net realized
      capital gains                        (3.37)           (1.94)        .00         .00         .00       .00
   Return of capital                         .00              .00         .00         .00         .00      (.01)
-----------------------------------------------------------------------------------------------------------------
Total distributions to
   shareholders                            (3.37)           (1.94)        .00         .00         .00      (.01)
-----------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                          $17.61           $18.14      $16.25      $14.25      $11.70    $11.60
=================================================================================================================
Total return                               18.65%^^         26.44%      14.04%      21.79%       0.86%     7.40%
=================================================================================================================
Ratios/supplemental data:
 Net assets, end
   of period (millions)                  $136.4            $80.0      $116.1      $131.1      $102.3     $88.9
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:*+
   Expenses                                 1.25%++          1.25%       1.25%       1.25%       1.25%     1.25%
   Net investment loss                     (0.45%)++        (0.38%)      (.28%)      (.17%)       N/A       N/A
-----------------------------------------------------------------------------------------------------------------

*Includes the Fund's share of expenses, net of expense reimbursements, allocated from PIC Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.34%, 1.35%, 1.30%, 1.30%, 1.53%, and 1.54%, respectively.

+Net of expense reimbursements.

++Annualized.

^^Not annualized.

Unaudited. See Notes to Financial Statements.
8

---------------------
Provident Investment                        Financial Highlights, continued
Counsel Mutual Funds
---------------------

For a share outstanding throughout each period

===================================================================================================================
                                               Mid Cap                           Small Company
                                                Fund                              Growth Fund
-------------------------------------------------------------------------------------------------------------------
                                         December 31, 1997*     Six Months           Year           June 28, 1996*
                                               through             ended             ended             through
                                           April 30, 1998     April 30, 1998     Oct. 31, 1997      Oct. 31, 1996
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $10.00            $ 9.91            $ 9.48              $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                           (.01)             (.04)             (.05)               (.03)
   Net realized and unrealized
   gain (loss) on investments                    1.96              1.04               .48                (.49)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                 1.95              1.00               .43                (.52)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $11.95            $10.91            $ 9.91              $ 9.48
===================================================================================================================
Total return                                    19.50%++          10.09%++           4.54%++            (5.20%)++
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (millions)           $ 4.6             $42.0             $31.0               $ 5.2
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#+
     Expenses                                    0.99%^^           1.45%^^           1.45%               1.43%^^
     Net investment loss                        (0.38%)^^         (1.14%)^^         (0.96%)             (0.91)%^^

*Commencement of operations.

#Includes the Fund's share of expenses, allocated from their respective Portfolios. If the fee waivers and expense reimbursements, with respect to the Fund and Portfolios, had not been made, the ratio of expenses to average net assets would have been 6.32%, 1.53%, 1.61% and 4.03%, respectively.

+Net of expense reimbursements.

++Not annualized.

^^Annualized.

Unaudited. See Notes to Financial Statements.

---------------------
Provident Investment                        Notes to Financial Statements
Counsel Mutual Funds
---------------------

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust currently offers eight separate series: Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Growth Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Small Company Growth Fund, Provident Investment Counsel Pinnacle Small Company Growth Fund, Provident Investment Counsel Small Cap Growth Fund, Provident Investment Counsel Mid Cap Fund, and the Provident Investment Counsel Tax Managed Growth Fund (each a "Fund" and collectively the "Funds"). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Pinnacle Small Company Growth Fund, Provident Investment Counsel Small Cap Growth Fund, and the Provident Investment Counsel Tax Managed Growth Fund are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Funds earn income, net of the expenses of the Portfolio, daily on their investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Funds and the other Holders of Interests in the Portfolio. Dividends,
10

---------------------
Provident Investment                        Notes to Financial Statements,
Counsel Mutual Funds                        continued
---------------------

================================================================================
      if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration
Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

      PIC has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

      Growth Fund                   1.25%
      Mid Cap Fund                  0.99%
      Small Company Growth Fund     1.45%

---------------------
Provident Investment                        Notes to Financial Statements,
Counsel Mutual Funds                        continued
---------------------

================================================================================
      The percentages are based on the Funds' average net assets. Fees waived and expenses reimbursed by PIC for the six months ended April 30, 1998, were as follows:

                                            Waived           Reimbursed
                                             Fees             Expenses
                                             ----             --------

      Growth Fund                          $32,575               $    0
      Mid Cap Fund                           2,531               33,474
      Small Company Growth Fund              9,788                    0

      ICAC receives an annual fee for its services of $15,000 from each of the Funds.

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of the Administrator.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the investments in the respective Portfolios for the six months ended April 30, 1998, were as follows:

                                              Additions       Reductions
                                              ---------       ----------

      Growth Fund                            $49,945,864       $16,311,659
      Mid Cap Fund                             4,711,348           762,953
      Small Company Growth Fund               16,291,764         9,668,640
12

 P * I * C
-----------                     Statement of Net Assets
G R O W T H                     as of April 30, 1998
-----------
 PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES - 97.7%                       Shares       Value      Assets
--------------------------------------------------------------------------------
Banks - 3.1%
--------------------------------------------------------------------------------
State Street Corp.                           60,300    $ 4,311,450        3.1%
================================================================================
Beverage/Food - 0.7%
--------------------------------------------------------------------------------
General Nutrition Company, Inc.              26,900        965,038        0.7%
================================================================================
Building Products - 2.0%
--------------------------------------------------------------------------------
Lowe's Companies, Inc.                       40,800      2,853,450        2.0%
================================================================================
Business Information Services - 1.6%
--------------------------------------------------------------------------------
Paychex, Inc.                                42,351      2,300,189        1.6%
================================================================================
Computer Services - 3.1%
--------------------------------------------------------------------------------
American Online, Inc.                        22,800      1,824,000        1.3%
Sungard Data Systems, Inc.                   68,800      2,451,000        1.8%
--------------------------------------------------------------------------------
         Total Computer Services                         4,275,000        3.1%
================================================================================
Computer Software - 6.1%
--------------------------------------------------------------------------------
Microsoft Corp.                              94,112      8,481,844        6.1%
================================================================================
Cosmetics and Soaps - 3.1%
--------------------------------------------------------------------------------
Colgate-Palmolive Company                    17,500      1,569,531        1.1%
Gillette Company                             24,359      2,811,942        2.0%
--------------------------------------------------------------------------------
         Total Cosmetics and Soaps                       4,381,473        3.1%
================================================================================
Credit and Finance - 6.8%
--------------------------------------------------------------------------------
Associates First Capital Corp.               20,530      1,534,617        1.1%
Household International, Inc.                14,400      1,892,700        1.4%
MBNA Corp.                                  180,944      6,129,478        4.3%
--------------------------------------------------------------------------------
         Total Credit and Finance                        9,556,795        6.8%

Unaudited. See Notes to Financial Statements.

 P * I * C
-----------                     Statement of Net Assets
G R O W T H                     as of April 30, 1998
-----------
 PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                    Shares       Value      Assets
--------------------------------------------------------------------------------
Discount Chains - 5.5%
--------------------------------------------------------------------------------
Costco Companies, Inc.                       62,700    $ 3,503,362        2.5%
Dollar General Corp.                        111,218      4,212,382        3.0%
--------------------------------------------------------------------------------
         Total Discount Chains                           7,715,744        5.5%
================================================================================
Diversified - 3.4%
--------------------------------------------------------------------------------
Tyco International, Ltd.                     86,060      4,690,270        3.4%
================================================================================
Drugs - 18.6%
--------------------------------------------------------------------------------
Elan Corp., PLC                              59,157      3,675,129        2.6%
Lilly (Eli) & Co.                            54,170      3,768,201        2.7%
Pfizer, Inc.                                 57,584      6,553,779        4.7%
Schering-Plough Corp.                        52,500      4,206,562        3.0%
Warner-Lambert Co.                           41,600      7,870,200        5.6%
--------------------------------------------------------------------------------
         Total Drugs                                    26,073,871       18.6%
================================================================================
Electrical Equipment/Periphery - 1.4%
--------------------------------------------------------------------------------
Dell Computer Corp.                          23,700      1,913,775        1.4%
================================================================================
Entertainment and Leisure - 1.4%
--------------------------------------------------------------------------------
Chancellor Media Corp.                       40,100      1,902,244        1.4%
================================================================================
Financial Services - 1.1%
--------------------------------------------------------------------------------
First Data Corp.                             45,300      1,534,537        1.1%
================================================================================
Health Maintenance Organizations - 1.1%
--------------------------------------------------------------------------------
Health Management Associates, Inc.,
   Class A                                   47,100      1,483,650        1.1%

Unaudited. See Notes to Financial Statements.
14

 P * I * C
-----------                     Statement of Net Assets
G R O W T H                     as of April 30, 1998
-----------
 PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                    Shares       Value      Assets
--------------------------------------------------------------------------------
Insurance - 4.6%
--------------------------------------------------------------------------------
American International Group, Inc.           29,968    $ 3,942,665        2.8%
MGIC Investment Corp.                        38,738      2,440,494        1.8%
--------------------------------------------------------------------------------
         Total Insurance                                 6,383,159        4.6%
================================================================================
Medical Instruments - 4.1%
--------------------------------------------------------------------------------
Guidant Corp.                                32,100      2,146,687        1.5%
Medtronic, Inc.                              69,004      3,631,335        2.6%
--------------------------------------------------------------------------------
         Total Medical Instruments                       5,778,022        4.1%
================================================================================
Miscellaneous - 1.7%
--------------------------------------------------------------------------------
AES Corp.                                    42,950      2,370,303        1.7%
================================================================================
Mortgage and Related Services - 2.6%
--------------------------------------------------------------------------------
Federal National Mortgage Association        60,319      3,611,600        2.6%
================================================================================
Networking - 1.1%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                          21,650      1,585,863        1.1%
================================================================================
Office Equipment/Supplies - 1.8%
--------------------------------------------------------------------------------
Office Depot, Inc.                           76,600      2,537,375        1.8%
================================================================================
Oil Refining - 0.8%
--------------------------------------------------------------------------------
Tosco Corp.                                  31,875      1,135,547        0.8%
================================================================================
Real Estate Investment Trust - 1.0%
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Trust              28,000      1,405,250        1.0%

Unaudited. See Notes to Financial Statements.

 P * I * C
-----------                     Statement of Net Assets
G R O W T H                     as of April 30, 1998
-----------
 PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                    Shares       Value      Assets
--------------------------------------------------------------------------------
Specialty Chains - 7.7%
--------------------------------------------------------------------------------
Bed, Bath & Beyond, Inc.                     34,200    $ 1,684,350        1.2%
Cendant Corp.                               114,418      2,860,450        2.0%
CVS Corp.                                    35,500      2,618,125        1.9%
Kohls Corp.                                  88,158      3,642,027        2.6%
--------------------------------------------------------------------------------
         Total Specialty Chains                         10,804,952        7.7%
================================================================================
Supermarkets - 2.5%
--------------------------------------------------------------------------------
Safeway, Inc.                                90,750      3,471,188        2.5%
================================================================================
Telecommunications - 5.8%
--------------------------------------------------------------------------------
Ericsson,(L.M.) Telephone Co., ADR           52,440      2,697,383        1.9%
Lucent Technologies, Inc.                    39,500      3,006,938        2.1%
Nextel Communications, Inc., Class A         49,900      1,431,506        1.0%
Tellabs, Inc.                                16,600      1,176,525        0.8%
--------------------------------------------------------------------------------
         Total Telecommunications                        8,312,352        5.8%
================================================================================
Telephone - 3.5%
--------------------------------------------------------------------------------
Worldcom, Inc.                              113,150      4,840,698        3.5%
================================================================================
Wireless Services - 1.5%
--------------------------------------------------------------------------------
Airtouch Communications, Inc.                39,500      2,098,438        1.5%
--------------------------------------------------------------------------------
         Total Equity Securities (Cost $101,159,957)   136,774,077       97.7%

Unaudited. See Notes to Financial Statements.
16

 P * I * C
-----------                     Statement of Net Assets
G R O W T H                     as of April 30, 1998
-----------
 PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
OTHER ASSETS - 2.6%                                        Value        Assets
--------------------------------------------------------------------------------
Receivables:
   Investment securities sold                          $ 3,591,938
   Dividends and interest                                   43,849
Other assets                                                23,317
--------------------------------------------------------------------------------
         Total other assets                              3,659,104        2.6%
================================================================================

LIABILITIES - (0.3%)
--------------------------------------------------------------------------------
Payables:
   To custodian bank                                       308,222
   To Advisor (Note 3)                                      92,429
   Deferred Trustees' compensation (Note 3)                 27,158
Accrued expenses                                            47,228
--------------------------------------------------------------------------------
         Total liabilities                                 475,037      (0.3%)
================================================================================

TOTAL NET ASSETS - 100.0%                             $139,958,144      100.0%
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
 MID CAP                        as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES - 96.9%                     Shares        Value       Assets
--------------------------------------------------------------------------------
Apparel and Shoe - 2.3%
--------------------------------------------------------------------------------
Proffitt's, Inc.                              2,700       $107,325        2.3%
================================================================================
Banks - 1.3%
--------------------------------------------------------------------------------
Zions Bancorp                                 1,200         61,350        1.3%
================================================================================
Beverages/Food - 1.3%
--------------------------------------------------------------------------------
General Nutrition Companies, Inc.             1,700         60,987        1.3%
================================================================================
Building Products - 1.3%
--------------------------------------------------------------------------------
U.S. Industries, Inc.                         2,300         62,388        1.3%
================================================================================
Business Information Services - 1.3%
--------------------------------------------------------------------------------
Paychex, Inc.                                 1,100         59,744        1.3%
================================================================================
Business Services - 2.5%
--------------------------------------------------------------------------------
Accustaff, Inc.                               1,900         68,162        1.5%
Robert Half International, Inc.                 900         48,713        1.0%
--------------------------------------------------------------------------------
         Total Business Services                           116,875        2.5%
================================================================================
Computer Services - 12.8%
--------------------------------------------------------------------------------
Acxiom Corp.                                  1,900         46,075        1.0%
Ceridian Corp.                                1,300         73,531        1.6%
DST Systems                                   1,600         88,200        1.9%
Fiserv, Inc.                                  1,300         84,987        1.8%
HBO & Co.                                     2,500        149,531        3.2%
National Data Corp.                           1,500         61,219        1.3%
SunGard Data Systems, Inc.                    2,600         92,625        2.0%
--------------------------------------------------------------------------------
         Total Computer Services                           596,168       12.8%

Unaudited. See Notes to Financial Statements.
18

P * I * C
---------                       Statement of Net Assets
 MID CAP                        as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                  Shares        Value       Assets
--------------------------------------------------------------------------------
================================================================================
Computer Software - 3.4%
--------------------------------------------------------------------------------
Parametric Technology Corp.                   2,900         92,709        2.0%
Sterling Commerce, Inc.                       1,600         68,100        1.4%
--------------------------------------------------------------------------------
         Total Computer Software                           160,809        3.4%
================================================================================
Cosmetics and Soaps - 1.0%
--------------------------------------------------------------------------------
Rexall Sundown, Inc.                          1,500         47,906        1.0%
================================================================================
Credit and Finance - 3.7%
--------------------------------------------------------------------------------
CIT Group, Inc., - Class A                    1,700         60,244        1.3%
MBNA Corp.                                    3,300        111,787        2.4%
--------------------------------------------------------------------------------
         Total Credit and Finance                          172,031        3.7%
================================================================================
Discount Chains - 4.2%
--------------------------------------------------------------------------------
Dollar General Corp.                          1,625         61,547        1.3%
Dollar Tree Stores, Inc.                      1,200         65,100        1.4%
Family Dollar Stores, Inc.                    2,100         71,400        1.5%
--------------------------------------------------------------------------------
         Total Discount Chains                             198,047        4.2%
================================================================================
Drugs - 6.2%
--------------------------------------------------------------------------------
ALZA Corp.                                    1,400         67,112        1.4%
Elan Corp. PLC, ADR                           1,200         74,550        1.6%
McKesson Corp.                                1,600        113,100        2.4%
Watson Pharmaceuticals, Inc.                    800         34,400        0.8%
--------------------------------------------------------------------------------
         Total Drugs                                       289,162        6.2%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
 MID CAP                        as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                  Shares        Value       Assets
--------------------------------------------------------------------------------
Electrical Component/Semiconductors - 3.3%
--------------------------------------------------------------------------------
Analog Devices, Inc.                            900       $ 35,044        0.8%
Flextronics International, Ltd.               1,500         71,250        1.5%
Linear Technology Corp.                         600         48,300        1.0%
--------------------------------------------------------------------------------
         Total Electrical Component/Semiconductors         154,594        3.3%
================================================================================
Electrical Equipment/Peripherals - 2.0%
--------------------------------------------------------------------------------
Waters Corp.                                  1,700         90,950        2.0%
================================================================================
Entertainment and Leisure - 5.2%
--------------------------------------------------------------------------------
Chancellor Media Corp. - Class A              1,600         75,900        1.6%
Clear Channel Communications, Inc.              800         75,400        1.6%
Sinclair Broadcast Group, Inc. - Class A      1,800         93,375        2.0%
--------------------------------------------------------------------------------
         Total Entertainment and Leisure                   244,675        5.2%
================================================================================
Financial Services - 5.0%
--------------------------------------------------------------------------------
Firstplus Financial Group, Inc.               1,800         87,300        1.9%
Golden State Bancorp, Inc.                    1,000         39,000        0.8%
Metris Companies, Inc.                        1,200         68,025        1.5%
Newcourt Credit Group, Inc.                     800         39,300        0.8%
--------------------------------------------------------------------------------
         Total Financial Services                          233,625        5.0%
================================================================================
Food and Restaurants - 1.1%
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                            1,600         53,600        1.1%
================================================================================
Home Furnishing - 0.9%
--------------------------------------------------------------------------------
Linens `N Things, Inc.                          700         42,175        0.9%

Unaudited. See Notes to Financial Statements.
20

P * I * C
---------                       Statement of Net Assets
 MID CAP                        as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                  Shares        Value       Assets
--------------------------------------------------------------------------------
Hospitals - 2.2%
--------------------------------------------------------------------------------
Health Care & Retirement Corp.                  700       $ 28,525        0.6%
Health Management
   Associates, Inc. - Class A                 2,300         72,450        1.6%
--------------------------------------------------------------------------------
         Total Hospitals                                   100,975        2.2%
================================================================================
Insurance - 2.1%
--------------------------------------------------------------------------------
Mercury General Corp.                         1,500         97,125        2.1%
================================================================================
Medical and Dental Products - 1.0%
--------------------------------------------------------------------------------
Henry Schein, Inc.                            1,200         46,800        1.0%
================================================================================
Medical/Dental Services - 3.5%
--------------------------------------------------------------------------------
Concentra Managed Care, Inc.                  1,900         59,137        1.3%
Omnicare, Inc.                                  900         30,825        0.7%
Quintiles Transnational Corp.                 1,400         69,300        1.5%
--------------------------------------------------------------------------------
         Total Medical/Dental Services                     159,262        3.5%
================================================================================
Medical Instruments - 3.8%
--------------------------------------------------------------------------------
Guidant Corp.                                 1,300         86,937        1.9%
Sofamor Danek Group, Inc.                     1,000         87,750        1.9%
--------------------------------------------------------------------------------
         Total Medical Instruments                         174,687        3.8%
================================================================================
Miscellaneous - 2.6%
--------------------------------------------------------------------------------
AES Corp.                                     2,200        121,412        2.6%
================================================================================
Mortgage and Related Services - 0.6%
--------------------------------------------------------------------------------
CMAC Investment Corp.                           400         25,825        0.6%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
 MID CAP                        as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                  Shares        Value       Assets
--------------------------------------------------------------------------------
Networking - 2.0%
--------------------------------------------------------------------------------
Ascend Communications, Inc.                   1,200       $ 52,275        1.1%
J.D. Edwards & Co.                            1,200         42,750        0.9%
--------------------------------------------------------------------------------
         Total Networking                                   95,025        2.0%
================================================================================
Office Equipment/Supplies - 5.3%
--------------------------------------------------------------------------------
Office Depot, Inc.                            3,100        102,688        2.2%
Staples, Inc.                                 3,950         97,516        2.1%
Steelcase, Inc. - Class A                     1,400         48,475        1.0%
--------------------------------------------------------------------------------
         Total Office Equipment/Supplies                   248,679        5.3%
================================================================================
Offshore Drilling - 1.8%
--------------------------------------------------------------------------------
R&B Falcon Corp.                              2,600         83,363        1.8%
================================================================================
Oil and Gas, US Exploration/Production - 1.0%
--------------------------------------------------------------------------------
Petroleum Geo- Services ADR                     700         46,025        1.0%
================================================================================
Pollution Control - 1.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc.                 2,900         79,750        1.7%
================================================================================
Publishing/Advertising - 1.4%
--------------------------------------------------------------------------------
Outdoor Systems, Inc.                         2,100         66,675        1.4%
================================================================================
REIT - 0.7%
--------------------------------------------------------------------------------
Crescent Real Estate Equities Co.               900         30,713        0.7%

Unaudited. See Notes to Financial Statements.
22

P * I * C
---------                       Statement of Net Assets
 MID CAP                        as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                  Shares        Value       Assets
--------------------------------------------------------------------------------
Specialty Chains - 5.0%
--------------------------------------------------------------------------------
Bed, Bath & Beyond, Inc.                      1,000       $ 49,250        1.0%
Duane Reade, Inc.                             1,900         45,125        1.0%
Rite Aid Corp.                                1,400         44,975        1.0%
Starbucks Corp.                               1,900         91,438        2.0%
--------------------------------------------------------------------------------
         Total Specialty Chains                            230,788        5.0%
================================================================================
Telecommunications - 3.4%
--------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.             800         33,900        0.7%
ICG Communications, Inc.                      1,400         49,000        1.0%
Tellabs, Inc.                                 1,100         77,963        1.7%
--------------------------------------------------------------------------------
         Total Telecommunications                          160,863        3.4%
--------------------------------------------------------------------------------
         Total Equity Securities (cost $3,941,506)       4,520,378       96.9%
================================================================================
SHORT-TERM INVESTMENTS - 2.8%
--------------------------------------------------------------------------------
Repurchase Agreement - 2.8%              Principal Amount
--------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.13%, dated 4/30/1998,
due 5/1/1998 (collateralized by $133,277
U.S. Treasury Note, 6.38%, due
8/15/1997) (cost $130,191)                   $130,191     $130,191        2.8%
--------------------------------------------------------------------------------
         Total Investments (cost $4,071,697)             4,650,569       99.7%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
 MID CAP                        as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
Other Assets - 1.4%                                         Value       Assets
--------------------------------------------------------------------------------
Receivables:
   Investment securities sold                             $ 56,137
   Dividends and interest                                      636
   From Advisor                                              9,276
--------------------------------------------------------------------------------
         Total Other Assets                                 66,049        1.4%
================================================================================
Liabilities - (1.1%)
--------------------------------------------------------------------------------
Payables:
   Investment securities purchased                          36,643
   Deferred Trustees' compensation (Note 3)                    642
Accrued expenses                                            16,568
--------------------------------------------------------------------------------
         Total Liabilities                                  53,853      (1.1%)
================================================================================
Total Net Assets - 100.0%                               $4,662,765      100.0%
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.
24

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES - 98.5%                    Shares         Value       Assets
--------------------------------------------------------------------------------
Air Freight .. 0.6%
--------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.                   36,370    $ 1,195,664        0.6%
================================================================================
Airlines .. 0.5%
--------------------------------------------------------------------------------
Ryanair Holdings PLC                         25,470        977,411        0.5%
================================================================================
Apparel and Shoes .. 2.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. - Class A            12,940        575,830        0.3%
Ashworth, Inc.                               51,000        854,250        0.4%
Coldwater Creek, Inc.                        24,400        481,900        0.3%
Gadzooks, Inc.                               50,000      1,312,500        0.6%
Pacific Sunwear of California                28,750      1,268,594        0.6%
--------------------------------------------------------------------------------
         Total Apparel and Shoes                         4,493,074        2.2%
================================================================================
Auto Parts .. 1.2%
--------------------------------------------------------------------------------
Gentex Corp.                                 50,500      1,704,375        0.8%
Keystone Automotive Industries, Inc.         28,170        727,138        0.4%
--------------------------------------------------------------------------------
         Total Auto Parts                                2,431,513        1.2%
================================================================================
Banks .. 0.9%
--------------------------------------------------------------------------------
Hamilton Bancorp., Inc.                      54,730      1,833,455        0.9%
================================================================================
Beverage/Food .. 0.3%
--------------------------------------------------------------------------------
American Italian Pasta Co.                   21,920        679,520        0.3%
================================================================================
Biotechnology .. 0.7%
--------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.                 32,800      1,476,000        0.7%
================================================================================
Builder .. 0.8%
--------------------------------------------------------------------------------
Palm Harbor Homes, Inc.                      36,838      1,634,686        0.8%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                 Shares         Value       Assets
--------------------------------------------------------------------------------
Business Information Services .. 0.9%
--------------------------------------------------------------------------------
Gartner Group, Inc.                          55,480    $ 1,837,775        0.9%
================================================================================
Business Services .. 11.4%
--------------------------------------------------------------------------------
Abacus Direct Corp.                           7,700        437,937        0.2%
ABR Information Services, Inc.               27,110        784,496        0.4%
Accustaff, Inc.                              99,538      3,570,926        1.8%
Casella Waste Systems, Inc.                  34,970      1,088,441        0.5%
Forrester Research, Inc.                     25,320        949,500        0.5%
Iron Mountain, Inc.                          16,900        709,800        0.3%
Lason Holdings, Inc.                         33,980      1,325,220        0.6%
Metzler Group, Inc.                          14,700        508,987        0.2%
NCO Grupo, Inc.                              44,535      1,110,592        0.5%
Pentacon, Inc.                               17,200        227,900        0.1%
Personnel Group of America, Inc.            108,680      2,160,015        1.1%
Romac International, Inc.                    94,490      2,503,985        1.2%
Staffmark, Inc.                              54,310      2,308,175        1.2%
Superior Consultant Holdings Corp.           23,540        907,761        0.4%
The Profit Recovery Group
   International, Inc.                       39,600      1,029,600        0.5%
TMP Worldwide, Inc.                          65,620      1,738,930        0.9%
United Rentals, Inc.                         35,700      1,229,419        0.6%
Wackenhut Corrections Corp.                  28,200        736,725        0.4%
--------------------------------------------------------------------------------
         Total Business Services                        23,328,409       11.4%
================================================================================
Computer Services .. 9.5%
--------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.          22,330      1,166,742        0.6%
Cerner Corp.                                 88,390      2,635,127        1.3%
CSG Systems International, Inc.              61,038      2,777,229        1.3%
Daou Systems, Inc.                           75,770      1,363,860        0.7%
Envoy Corp.                                  39,610      1,668,571        0.8%
Fiserv, Inc.                                 42,900      2,804,587        1.4%
Harbinger Corp.                              17,400        632,925        0.3%

Unaudited. See Notes to Financial Statements.
26

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                 Shares         Value       Assets
--------------------------------------------------------------------------------
Computer Services, continued
--------------------------------------------------------------------------------
Intelligroup, Inc.                           23,850      $ 488,925        0.2%
International Network Services               20,500        689,312        0.3%
Lycos, Inc.                                  15,100        933,369        0.5%
Pegasus Systems, Inc.                        17,800        476,150        0.2%
Premiere Technologies, Inc.                  89,800      2,862,375        1.4%
QuadraMed Corp.                              11,000        313,500        0.2%
RWD Technologies, Inc.                       26,460        668,115        0.3%
--------------------------------------------------------------------------------
         Total Computer Services                        19,480,787        9.5%
================================================================================
Computer Software .. 11.5%
--------------------------------------------------------------------------------
Access Health Market                         67,840      2,289,600        1.1%
AXENT Technologies, Inc.                     70,930      1,861,912        0.9%
Business Objects S.A.                        27,500        519,062        0.3%
CBT Group, PLC                               21,280      1,082,620        0.5%
Filenet Corp.                                22,600      1,231,700        0.6%
HNC Software, Inc.                           40,160      1,566,240        0.8%
I2 Technologies, Inc.                        12,500        834,375        0.4%
JDA Software Group, Inc.                     53,620      2,711,161        1.3%
Medical Manager Corp.                        10,000        295,625        0.1%
Mercury Interactive                          26,400      1,069,200        0.5%
National Instruments Corp.                   20,700        734,850        0.4%
PC Connection, Inc.                          19,900        431,581        0.2%
Peregrine Systems, Inc.                      35,200        849,200        0.4%
Platinum Software Corp.                      37,300        834,587        0.4%
Siebel Systems, Inc.                         50,740      1,312,897        0.6%
Software AG Systems, Inc.                    56,370      1,395,157        0.7%
Transaction Systems Architects, Inc.         65,510      2,751,420        1.3%
VERITAS Software Corp.                       10,700        585,825        0.3%
Walker Interactive Systems, Inc.             29,900        547,544        0.3%
Wind River Systems, Inc.                     23,370        809,186        0.4%
--------------------------------------------------------------------------------
         Total Computer Software                        23,713,742       11.5%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                 Shares         Value       Assets
--------------------------------------------------------------------------------
Cosmetics and Soaps .. 1.5%
--------------------------------------------------------------------------------
Rexall Sundown, Inc.                         69,720    $ 2,226,682        1.1%
Twinlab Corp.                                19,600        769,300        0.4%
--------------------------------------------------------------------------------
         Total Cosmetics and Soap                        2,995,982        1.5%
================================================================================
Credit and Finance .. 2.0%
--------------------------------------------------------------------------------
Healthcare Financial Partners, Inc.           7,900        397,962        0.2%
Sirrom Capital Corp.                         93,320      2,787,935        1.4%
United Panam Financial Corp.                 23,300        308,725        0.2%
Waddell & Reed Financial, Inc.               20,500        507,375        0.2%
--------------------------------------------------------------------------------
         Total Credit and Finance                        4,001,997        2.0%
================================================================================
Discount Chains .. 3.3%
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                    113,920      6,180,160        3.0%
Fred's, Inc. - Class A                       21,500        537,500        0.3%
--------------------------------------------------------------------------------
         Total Discount Chains                           6,717,660        3.3%
================================================================================
Drugs .. 3.1%
--------------------------------------------------------------------------------
Arqule, Inc.                                 35,990        623,077        0.3%
Atrix Laboratories, Inc.                     49,440        902,280        0.4%
Jones Medical Industries, Inc.               50,825      1,499,337        0.7%
Medicis Pharmaceutical Corp.                 47,400      2,026,350        1.1%
Pharmacyclics, Inc.                          25,000        678,125        0.3%
Shire Pharmaceuticals Group                  28,300        636,750        0.3%
--------------------------------------------------------------------------------
         Total Drugs                                     6,365,919        3.1%
================================================================================
Educational Programs .. 3.8%
--------------------------------------------------------------------------------
Apollo Group, Inc.                          125,061      4,283,339        2.1%
Sylvan Learning Systems, Inc.                70,700      3,490,812        1.7%
--------------------------------------------------------------------------------
         Total Educational Programs                      7,774,151        3.8%

Unaudited. See Notes to Financial Statements.
28

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                 Shares         Value       Assets
--------------------------------------------------------------------------------
Electronics .. 0.8%
--------------------------------------------------------------------------------
Anicom, Inc.                                 37,890      $ 592,031        0.3%
DBT Online, Inc.                             22,950        608,175        0.3%
Power-One, Inc.                              39,180        492,199        0.2%
--------------------------------------------------------------------------------
         Total Electronics                               1,692,405        0.8%
================================================================================
Electrical Components/Semiconductor .. 3.7%
--------------------------------------------------------------------------------
Etec Systems, Inc.                           26,020      1,476,635        0.7%
Micrel, Inc.                                 11,100        435,675        0.2%
Photronics Labs, Inc.                        48,400      1,784,750        0.9%
PRI Automation, Inc.                         23,400        625,950        0.3%
Uniphase Corp.                               14,000        759,500        0.4%
Vitesse Semiconductor Corp.                  43,240      2,494,407        1.2%
--------------------------------------------------------------------------------
         Total Electrical Components/
            Semiconductor                                7,576,917        3.7%
================================================================================
Electrical Equipment/Periphery .. 1.2%
--------------------------------------------------------------------------------
ATMI, Inc.                                    6,300        175,613        0.1%
Level One Communications, Inc.               33,265      1,035,373        0.5%
PMC-Sierra, Inc.                             14,930        679,315        0.3%
Semtech Corp.                                21,820        520,953        0.3%
--------------------------------------------------------------------------------
         Total Electrical Equipment/Periphery            2,411,254        1.2%
================================================================================
Electrical Products .. 0.4%
--------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.         31,200        865,800        0.4%
================================================================================
Entertainment and Leisure ..2.3%
--------------------------------------------------------------------------------
Fairfield Communities, Inc.                 170,520      3,985,905        2.0%
Suburban Lodges of America                   41,200        762,200        0.3%
--------------------------------------------------------------------------------
         Total Entertainment and Leisure                 4,748,105        2.3%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                 Shares         Value       Assets
--------------------------------------------------------------------------------
Financial Services .. 3.2%
--------------------------------------------------------------------------------
Financial Federal Corp.                      18,500      $ 427,813        0.2%
First Sierra Financial, Inc.                 40,000      1,010,000        0.5%
PMT Services, Inc.                          173,810      3,389,295        1.7%
Pre-Paid Legal Services, Inc.                45,730      1,729,166        0.8%
--------------------------------------------------------------------------------
         Total Financial Services                        6,556,274        3.2%
================================================================================
Food and Restaurants .. 1.0%
--------------------------------------------------------------------------------
Dave & Buster's, Inc.                        41,280      1,078,440        0.5%
Landry's Seafood Restaurants, Inc.           32,900        937,650        0.5%
--------------------------------------------------------------------------------
         Total Food and Restaurants                      2,016,090        1.0%
================================================================================
Hospitals .. 1.8%
--------------------------------------------------------------------------------
Alternative Living Services, Inc.            31,400      1,099,000        0.6%
Assisted Living Concepts, Inc.               47,690        876,304        0.4%
CareMatrix Corp.                             25,800        699,825        0.3%
Province Healthcare Co.                      14,700        406,088        0.2%
Sunrise Assisted Living                      12,900        578,081        0.3%
--------------------------------------------------------------------------------
         Total Hospitals                                 3,659,298        1.8%
================================================================================
Insurance .. 1.2%
--------------------------------------------------------------------------------
Annuity and Life Re, Ltd.                    27,800        663,725        0.4%
Enhance Financial Services Group, Inc.       24,580      1,686,803        0.8%
--------------------------------------------------------------------------------
         Total Insurance                                 2,350,528        1.2%
================================================================================
Medical/Dental Products ..1.2%
--------------------------------------------------------------------------------
Henry Schein, Inc.                           26,970      1,051,830        0.6%
Heska Corp.                                  37,500        487,500        0.2%

Unaudited. See Notes to Financial Statements.
30

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                 Shares         Value       Assets
--------------------------------------------------------------------------------
Medical/Dental Products
--------------------------------------------------------------------------------
Ocular Sciences, Inc.                        24,780      $ 693,840        0.3%
Perclose, Inc.                                5,500        167,063        0.1%
--------------------------------------------------------------------------------
         Total Medical/Dental Products                   2,400,233        1.2%
================================================================================
Medical/Dental Services .. 10.0%
--------------------------------------------------------------------------------
Boron Lepore & Associates                    24,610        922,875        0.5%
Centennial Healthcare Corp.                  51,490      1,222,888        0.6%
Coast Dental Services, Inc.                  30,910        718,658        0.4%
Concentra Managed Care, Inc.                111,620      3,474,173        1.6%
Minimed, Inc.                                 9,540        477,000        0.2%
Omnicare, Inc.                               44,170      1,512,823        0.7%
Orthodontic Centers of America, Inc.        103,640      2,215,305        1.1%
Paraxel International Corp.                  76,610      2,566,435        1.3%
Quintiles Transnational Corp.                61,540      3,046,230        1.5%
Renal Care Group, Inc.                       56,630      2,166,098        1.1%
Total Renal Care Holdings, Inc.              61,263      2,029,337        1.0%
--------------------------------------------------------------------------------
         Total Medical/Dental Services                  20,351,822       10.0%
================================================================================
Medical Instruments .. 1.2%
--------------------------------------------------------------------------------
ESC Medical Systems, Ltd.                    22,600        734,500        0.4%
IDEXX Corp.                                  31,200        690,300        0.3%
Laser Vision Centers, Inc.                   34,300        460,906        0.2%
VISX, Inc.                                   13,200        582,450        0.3%
--------------------------------------------------------------------------------
         Total Medical Instruments                       2,468,156        1.2%
================================================================================
Mortgage and Related Services .. 0.4%
--------------------------------------------------------------------------------
Franchise Mortgage Acceptance Co.            30,360        728,640        0.4%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                 Shares         Value       Assets
--------------------------------------------------------------------------------
Networking .. 0.2%
--------------------------------------------------------------------------------
Objective Systems Integrators, Inc.          29,000      $ 322,625        0.2%
================================================================================
Oil Field Services .. 3.0%
--------------------------------------------------------------------------------
Atwood Oceanics, Inc.                        24,440      1,336,563        0.7%
Bayard Drilling Technologies, Inc.           61,430        852,341        0.4%
Global Industries, Ltd.                      87,220      1,978,804        1.0%
Marine Drilling Co., Inc.                    20,500        498,406        0.2%
Parker Drilling Co.                         137,170      1,405,993        0.7%
--------------------------------------------------------------------------------
         Total Oil Field Services                        6,072,107        3.0%
================================================================================
Pollution Control .. 2.2%
--------------------------------------------------------------------------------
American Disposal Services, Inc.             26,060      1,044,843        0.6%
Newpark Resources, Inc.                     139,410      3,354,553        1.6%
--------------------------------------------------------------------------------
         Total Pollution Control                         4,399,396        2.2%
================================================================================
Publishing/Advertising .. 0.5%
--------------------------------------------------------------------------------
Consolidated Graphics, Inc.                  17,400      1,003,763        0.5%
================================================================================
Real Estate Investment Trust .. 0.4%
--------------------------------------------------------------------------------
Lasalle Partners, Inc.                       23,480        807,125        0.4%
================================================================================
Specialty Chains .. 2.8%
--------------------------------------------------------------------------------
Black Box Corp.                              15,900        528,675        0.3%
Central Garden & Pet Co.                     18,020        617,185        0.3%
Guitar Center, Inc.                          66,780      1,903,230        0.8%
Hibbett Sporting Goods, Inc.                 45,980      1,540,330        0.8%
Starbucks Corp.                              25,180      1,211,788        0.6%
--------------------------------------------------------------------------------
         Total Specialty Chains                          5,801,208        2.8%

Unaudited. See Notes to Financial Statements.
32

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
EQUITY SECURITIES, continued                 Shares         Value       Assets
--------------------------------------------------------------------------------
Telecommunications .. 5.6%
--------------------------------------------------------------------------------
Advanced Fibre Communications                63,290    $ 2,681,914        1.3%
Applied Micro Circuits Corp.                 15,200        419,900        0.2%
Clearnet Communications                      33,900        472,481        0.2%
Davox Corp.                                  31,050        694,744        0.3%
Metromedia Fiber Network, Inc.               20,600        636,025        0.3%
MRV Communications, Inc.                    110,200      2,961,625        1.5%
P-Com, Inc.                                  99,350      1,955,953        1.0%
REMEC, Inc.                                  47,070      1,170,866        0.6%
Tel-Save Holdings, Inc.                      15,190        346,522        0.2%
--------------------------------------------------------------------------------
         Total Telecommunications                       11,340,030        5.6%
================================================================================
Telephone .. 0.5%
--------------------------------------------------------------------------------
McLeod USA, Inc.                             24,400      1,122,400        0.5%
================================================================================
Textiles and Shoes .. 0.7%
--------------------------------------------------------------------------------
Novel Denim Holdings, Ltd.                   55,240      1,394,810        0.7%
--------------------------------------------------------------------------------
         Total Equity Securities (Cost $168,752,660)   201,026,731       98.5%
================================================================================
SHORT-TERM INVESTMENTS - 0.8%
--------------------------------------------------------------------------------
Repurchase Agreement .. 0.8%           Principal Amount
--------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.13%, dated 4/30/1998,
due 5/1/1998 (collateralized by $1,717,002
U.S. Treasury Note, 6.38%, due 8/15/2027)
(Cost $1,677,252)                        $1,677,252      1,677,252        0.8%
--------------------------------------------------------------------------------
         Total Investments
         (Cost $170,429,912)                           202,703,983       99.3%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                       Statement of Net Assets
SMALL CAP                       as of April 30, 1998
---------
PORTFOLIO

================================================================================
                                                                      Percentage
                                                                        of Net
OTHER ASSETS - 0.9%                                         Value       Assets
--------------------------------------------------------------------------------
Receivables:
   Investment securities sold                          $ 1,664,414
   Shares of beneficial interest sold                      180,577
   Dividends and interest                                    2,954
Prepaid insurance                                            7,212
Deferred organization costs, net                             5,041
Other assets                                                13,254
--------------------------------------------------------------------------------
         Total other assets                              1,873,452       0.9%
================================================================================
LIABILITIES - (0.2%)
--------------------------------------------------------------------------------
Payables:
   Investment securities purchased                         224,725
   To Advisor (Note 3)                                     132,154
   Deferred Trustees' compensation (Note 3)                 25,821
Accrued expenses                                            70,750
--------------------------------------------------------------------------------
         Total liabilities                                 453,450      (0.2%)
================================================================================

TOTAL NET ASSETS - 100.0%                             $204,123,985      100.0%
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.
34

 P * I * C
-----------                     Statements of Operations
G R O W T H                     Six Months ended April 30, 1998
-----------
M I D C A P
-----------
 SMALL CAP
-----------
PORTFOLIOS                                  Growth       Mid Cap     Small Cap
                                           Portfolio    Portfolio    Portfolio
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
   Dividends                             $ 329,874       $ 2,730      $ 60,911
   Interest                                146,051         6,307       197,020
   Other                                     3,224             -         3,877
--------------------------------------------------------------------------------
   Total income                            479,149         9,037       261,808
================================================================================
Expenses:
--------------------------------------------------------------------------------
   Investment advisory fee (Note 3)        480,143         9,022       704,407
   Administration fee (Note 3)              60,018        15,097        88,051
   Accounting services fee                  34,909        12,420        40,092
   Custodian fee                            16,299         7,491        37,175
   Audit fee                                12,547         3,740         9,076
   Trustees' fees                            7,513         1,113         8,480
   Legal fees                                1,984         1,236         3,514
   Amortization of organization costs          967             -         4,959
   Miscellaneous                             2,827         1,317         4,604
--------------------------------------------------------------------------------
   Total expenses                          617,207        51,436       900,358
   Less, reimbursement/waiver
      by Advisor (Note 3)                  (17,028)      (38,676)      (19,849)
--------------------------------------------------------------------------------
   Net expenses                            600,179        12,760       880,509
================================================================================
Net investment loss                       (121,030)       (3,723)     (618,701)
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain (loss)
      on investments                     8,217,486       139,221    (1,685,774)
   Change in net unrealized
      appreciation on investments       15,188,621       578,872    22,162,824
--------------------------------------------------------------------------------
Net gain on investments                 23,406,107       718,093    20,477,050
================================================================================
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS                        $23,285,077      $714,370   $19,858,349
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

 P * I * C
-----------
G R O W T H                     Statements of Changes in Net Assets
-----------
M I D C A P
-----------
 SMALL CAP
-----------
PORTFOLIOS

                                                              Growth Portfolio
=====================================================================================
INCREASE (DECREASE)  IN NET ASSETS:
-------------------------------------------------------------------------------------
                                                       Six Months          Year
                                                          ended            ended
From operations:                                     April 30, 1998    Oct. 31, 1997
-------------------------------------------------------------------------------------
   Net investment loss                                 $ (121,030)      $ (133,460)
   Net realized gain (loss) on investments              8,217,486       32,161,956
   Change in net unrealized appreciation
      on investments                                   15,188,621       (7,683,870)
-------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations                        23,285,077       24,344,626
=====================================================================================
Transactions in Interests:
   Contributions by Holders                            50,871,856       17,478,857
   Withdrawals by Holders                             (16,343,469)     (75,778,332)
-------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from transactions in interests                   34,528,387      (58,299,475)
=====================================================================================
Total increase (decrease) in net assets                57,813,464      (33,954,849)
=====================================================================================
NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period                                    82,144,680      116,099,529
-------------------------------------------------------------------------------------
End of period                                        $139,958,144     $ 82,144,680
-------------------------------------------------------------------------------------

*Commencement of operations.

Unaudited. See Notes to Financial Statements.
36

                                                     Mid Cap Portfolio                  Small Cap Portfolio
===============================================================================================================
INCREASE (DECREASE)  IN NET ASSETS:
---------------------------------------------------------------------------------------------------------------
                                                     Dec. 31, 1997*               Six Months          Year
                                                         through                     ended            ended
From operations:                                     April 30, 1998             April 30, 1998    Oct. 31, 1997
---------------------------------------------------------------------------------------------------------------
   Net investment loss                                   $ (3,723)                 $ (618,701)      $ (934,925)
   Net realized gain (loss) on investments                139,221                  (1,685,774)      72,084,822
   Change in net unrealized appreciation
      on investments                                      578,872                  22,162,824      (62,640,291)
---------------------------------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations                           714,370                  19,858,349        8,509,606
===============================================================================================================
Transactions in Interests:
   Contributions by Holders                             4,711,348                  73,223,086      164,160,467
   Withdrawals by Holders                                (762,953)                (28,613,247)    (234,314,952)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from transactions in interests                    3,948,395                  44,609,839      (70,154,485)
===============================================================================================================
Total increase (decrease) in net assets                 4,662,765                  64,468,188      (61,644,879)
===============================================================================================================
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Beginning of period                                             -                 139,655,797      201,300,676
---------------------------------------------------------------------------------------------------------------
End of period                                          $4,662,765                $204,123,985     $139,655,797
---------------------------------------------------------------------------------------------------------------

 P * I * C
-----------
G R O W T H                     Selected Ratio Data
-----------
M I D C A P
-----------
 SMALL CAP
-----------
PORTFOLIOS

                                                    Growth Portfolio
==============================================================================================
                              Six Months                     Year ended October 31,
                                 ended         -----------------------------------------------
                               April 30, 1998     1997      1996     1995      1994     1993
----------------------------------------------------------------------------------------------
Ratios to average net assets:#
Operating expenses                  1.00%+        1.00%     1.00%    1.00%     1.00%    1.00%
Net investment
   (loss) income                   (0.20%)+      (0.13%)   (0.04%)   0.08%     0.10%    0.17%
Portfolio turnover rate            42.39%        67.54%    64.09%   54.89%    68.26%   43.20%
Average commission rate
   paid per share**              $0.0423       $0.0416   $0.0440      -         -        -


#Net of expense reimbursements equivalent to 0.03%, 0.05%, 0.04%, 0.01%, 0.01% and 0.09% of average net assets, respectively.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

+Annualized.

Unaudited. See Notes to Financial Statements.
38

 P * I * C
-----------
G R O W T H                     Selected Ratio Data
-----------
M I D C A P
-----------
 SMALL CAP
-----------
PORTFOLIOS
                                                            Mid Cap Portfolio
================================================================================
                                                            December 31, 1997*
                                                                  through
                                                              April 30, 1998
-------------------------------------------------------------------------------

Ratios to average net assets:#
Operating expenses                                                 0.90%+
Net investment loss                                               (0.25%)+
Portfolio turnover rate                                           55.12%
Average commission rate paid per share                            $0.0327



*Commencement of operations.

#Net of expense reimbursements equivalent to 2.56% of average net assets.


+Annualized.

Unaudited. See Notes to Financial Statements.

 P * I * C
-----------
G R O W T H                     Selected Ratio Data
-----------
M I D C A P
-----------
 SMALL CAP
-----------
PORTFOLIOS

                                                                Small Cap Portfolio
=============================================================================================================
                                     Six Months             Year ended October 31,           Sept. 30, 1993*
                                       ended        -------------------------------------        through
                                   April 30, 1998     1997      1996     1995      1994       Oct. 31, 1993
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
Operating expenses                     1.00%+         1.00%     1.00%    1.00%     1.00%         1.00%+
Net investment loss                    (.62%)+       (0.49%)    (.59%)   (.51%)    (.49%)        (.79%)+

Portfolio turnover rate               35.44%        151.52%    53.11%   45.45%    63.89%         6.06%
Average commission rate
   paid per share**                   $0.0270       $0.0326    $0.0307    -         -             -

*Commencement of operations.

#Net of expenses reimbursements equivalent to 0.02%, 0.01%, 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

Unaudited. See Notes to Financial Statements.
40

 P * I * C
-----------
G R O W T H                     Notes to Financial Statements
-----------
M I D C A P
-----------
 SMALL CAP
-----------
PORTFOLIOS

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Growth Portfolio was organized on December 11, 1991, the PIC Mid Cap Portfolio was organized on December 31, 1997, and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B.    Federal  Income  Taxes.   Each  Portfolio   intends  to  comply  with  the
      requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Costs. Organization costs of the Portfolios are being amortized on a straight-line basis over a period of sixty months. During the amortization period, the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro-rata portion of any then-unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

 P * I * C
-----------
G R O W T H                     Notes to Financial Statements
-----------                     continued
M I D C A P
-----------
 SMALL CAP
-----------
PORTFOLIOS

================================================================================
E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICAC also provide management services necessary for the operations of the Portfolios and furnish office facilities.

      PIC receives from each of Growth and Small Cap Portfolios an investment advisory fee at the annual rate of 0.80% of its average net assets and 0.70% from the Mid Cap Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Growth and Small Cap Portfolios to 1.00% of its average net assets and 0.90% of Mid Cap Portfolio's average net assets.

      Fees waived by PIC for the six months ended April 30, 1998 were as follows:

                                        Waived Fees         Reimbursed Expenses
                                        -----------         -------------------

          Growth Portfolio               $17,028                  $     0
          Mid Cap Portfolio                9,022                   29,654
          Small Cap Portfolio             19,849                        0

      ICAC receives for its services a fee at the annual rate of 0.10% of the average net assets of the Portfolios. Fees paid to ICAC for the six months ended April 30, 1998 are stated on the respective Portfolios' Statement of Operations.

      On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This
42

 P * I * C
-----------
G R O W T H                     Notes to Financial Statements
-----------                     continued
M I D C A P
-----------
 SMALL CAP
-----------
PORTFOLIOS

================================================================================
account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the six months ended April 30, 1998, were as follows:

                                   Purchases          Sales
                                   ---------          -----

      Growth Portfolio          $ 84,369,454       $48,567,705
      Mid Cap Portfolio            6,007,814         2,205,528
      Small Cap. Portfolio       103,982,901        61,029,023

      The aggregate unrealized appreciation and depreciation of investment securities at April 30, 1998, based on costs for federal income tax purposes, were as follows:

                                     Tax             Gross             Gross
                                  Costs of        Unrealized        Unrealized
                                 Investments     Appreciation      Depreciation
                                 -----------     ------------      ------------

      Growth Portfolio          $101,159,957      $37,194,627      $(1,580,507)
      Mid Cap Portfolio            4,071,697          601,839          (22,967)
      Small Cap. Portfolio       170,429,912       36,081,515       (3,807,444)

---------------------
Provident Investment
Counsel Mutual Funds                    Trustees and Officers
---------------------

================================================================================
TRUSTEES AND OFFICERS - P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee Emeritus
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P*I*C PORTFOLIOS
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - P*I*C  PORTFOLIOS
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP




This report is intended for the information of shareholders of Provident Investment Counsel Mutual Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.